INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
INCOME TAXES
INCOME TAXES

NOTE E — INCOME TAXES

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.  In addition, the Company paid, during the first nine months of 2014, federal and various state estimated income taxes for tax year 2014, as well as various state income taxes for tax year 2013.

NOTE H - INCOME TAXES

The income tax provision (benefit) charged to continuing operations for the years ended December 31, 2013, 2012, and 2011, was as follows:

	2013	2012	2011

Current:
U.S. federal	$—	$3,947,400	$35,561
Foreign	949,207	5,313,874	3,343,374
State and local	205,997	264,269	698,362
	1,155,204	9,525,543	4,077,297

Deferred expense (benefit)	(3,308,713)	359,535	2,469,953
	$(2,153,509)	$9,885,078	$6,547,250

The components of the Company’s income (loss) before income tax expense attributable to domestic and foreign operations amounted to $(12,635,002) and $4,165,452, respectively, for the year ended December 31, 2013. The components of the Company’s income before income tax expense attributable to domestic and foreign operations amounted to $6,018,971 and $19,537,986, respectively, for the year ended December 31, 2012. The components of the Company’s income before income tax expense attributable to domestic and foreign operations amounted to $6,085,192 and $11,295,273, respectively, for the year ended December 31, 2011. The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate (34% for 2013, 35% for 2012, and 34% for 2011) to pretax income (loss) from continuing operations for the years ended December 31, 2013, 2012, and 2011, due to the following:

	2013	2012	2011
Computed “expected” tax expense	$(2,879,647)	$8,944,935	$5,909,358
Increase (decrease) in income taxes resulting from:
Change in effective rates used for deferred taxes	—	—	(503,693)
Nondeductible expenses and other	590,180	768,652	534,742
State and local taxes, net of federal benefit	135,958	171,491	606,843
	$(2,153,509)	$9,885,078	$6,547,250

Net deferred tax liabilities consist of the following components as of December 31, 2013 and 2012:

	2013	2012
Deferred tax assets
Foreign tax credits	$244,898	$473,405
Net operating loss carry forwards	61,139	462,548
Other	88,911	92,983
Total deferred tax assets	394,948	1,028,936
Deferred tax liability
Property, equipment, and intangible asset	(4,985,687)	(8,646,047)
Net deferred tax liabilities	$(4,590,739)	$(7,617,111)

The components giving rise to the net deferred tax items described above have been included in the accompanying balance sheets as of December 31, 2013 and 2012, as follows:

	2013	2012

Current assets	$—	$—
Noncurrent (liabilities)	(4,590,739)	(7,617,111)
	$(4,590,739)	$(7,617,111)

As of December 31, 2013, the Company has U.S. net operating loss carry forwards for U.S. federal income tax purposes of approximately $180,000. These net operating losses are available to offset future federal taxable income, if any, and expire from 2027 through 2029. The amount of net operating loss carry forwards that may reduce federal income taxes in any given year are subject to annual limitations and taxable income requirements. The foreign tax credit of $244,898 expires mostly by 2020.

The Company files a U.S. consolidated federal income tax return for operating activities in the U.S. and Canada. The Company also files federal and local tax returns in Canada, as well as state tax returns in a number of state and local jurisdictions in the U.S. The Company’s U.S. federal income tax returns filed for 2010 through 2012 are subject to audit by the IRS. The Company’s income tax returns filed in Canada for 2010 through 2012 remain subject to examination by Canadian authorities. As of December 31, 2013 and 2012, the Company had no unrecognized tax benefits within its provision for income taxes.